UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 98.5%
Equity:Other – 41.6%
Diversified/Specialty – 36.1%
BioMed Realty Trust, Inc.	84,750	$1,550,078
British Land Co. PLC	285,338	2,491,804
CapitaLand Ltd.	140,000	304,674
Cheung Kong Holdings Ltd.	111,000	1,564,444
Coresite Realty Corp.	32,748	527,243
Dexus Property Group	1,871,623	1,722,684
Digital Realty Trust, Inc.	27,300	1,631,175
Dundee Real Estate Investment Trust	40,281	1,312,125
Evergrande Real Estate Group Ltd.	1,336,000	826,374
Fonciere Des Regions	12,400	1,031,286
Forest City Enterprises, Inc.(a)	36,429	484,141
H&R Real Estate Investment Trust	34,127	738,785
Hysan Development Co., Ltd.	217,954	881,816
Kerry Properties Ltd.	429,480	1,857,116
Land Securities Group PLC	97,252	1,161,762
Lend Lease Group	115,170	1,038,497
Mitsui Fudosan Co., Ltd.	292,000	4,940,364
New World Development Ltd.	759,053	966,594
Overseas Union Enterprise Ltd.	286,000	560,243
Savills PLC	54,968	279,289
Soho China Ltd.	1,833,500	1,627,572
Sumitomo Realty & Development Co., Ltd.	62,000	1,315,930
Sun Hung Kai Properties Ltd.	311,000	4,392,427
Sunac China Holdings Ltd.(a)	1,129,200	290,799
Swire Pacific Ltd.	96,000	1,283,514
Telecity Group PLC(a)	149,951	1,324,173
Unibail-Rodamco SE	22,021	4,745,420
UOL Group Ltd.	278,228	1,056,522
Weyerhaeuser Co.	16,300	293,889
Wharf Holdings Ltd.	121,000	773,062
Wheelock & Co., Ltd.	247,000	872,097

		43,845,899

Health Care – 5.0%
Chartwell Seniors Housing Real Estate Investment Trust	157,800	1,160,176
Health Care REIT, Inc.	36,381	1,853,976
National Health Investors, Inc.	22,379	1,022,720
Ventas, Inc.	37,800	2,021,544

		6,058,416

Triple Net – 0.5%
Entertainment Properties Trust	14,300	602,459

		50,506,774

Residential – 17.7%
Multi-Family – 12.2%
BRE Properties, Inc.	19,650	987,609
Camden Property Trust	30,400	2,031,328
Canadian Apartment Properties REIT	15,000	316,297
Colonial Properties Trust	63,200	1,328,464
Essex Property Trust, Inc.	12,248	1,758,200
GSW Immobilien AG(a)	25,300	815,911
Home Properties, Inc.	21,500	1,437,705
KWG Property Holding Ltd.	189,400	112,096

Company	Shares	U.S. $ Value
Mid-America Apartment Communities, Inc.	23,700	$1,694,076
PDG Realty, SA Empreendimentos e Participacoes	116,300	572,039
Post Properties, Inc.	14,700	614,460
Rossi Residencial SA	167,600	1,284,453
Stockland	435,232	1,396,478
Wing Tai Holdings Ltd.	387,000	437,641

		14,786,757

Self Storage – 5.5%
Big Yellow Group PLC	309,570	1,320,477
Extra Space Storage, Inc.	62,900	1,352,350
Public Storage	18,922	2,341,219
U-Store-It Trust	157,463	1,691,153

		6,705,199

		21,491,956

Retail – 17.7%
Regional Mall – 11.7%
BR Malls Participacoes SA	140,378	1,565,242
Glimcher Realty Trust	174,431	1,484,408
Multiplan Empreendimentos Imobiliarios SA	32,319	679,716
Simon Property Group, Inc.	57,836	6,795,730
Taubman Centers, Inc.	12,064	695,248
Westfield Group	347,392	3,032,763

		14,253,107

Shopping Center/Other Retail – 6.0%
Federal Realty Investment Trust	2,000	181,100
Hammerson PLC	32,300	213,653
Klepierre	47,693	1,649,435
Link REIT (The)	281,106	980,115
Primaris Retail Real Estate Investment Trust	34,440	730,791
Retail Opportunity Investments Corp.	52,637	589,008
RioCan Real Estate Investment Trust (Toronto)	38,389	1,002,365
Weingarten Realty Investors	56,201	1,369,618
Westfield Retail Trust	182,400	512,965

		7,229,050

		21,482,157

Office – 12.1%
Office – 12.1%
Beni Stabili SpA	1,160,061	869,625
Boston Properties, Inc.	26,652	2,779,537
Castellum AB	92,957	1,339,372
Cominar Real Estate Investment Trust	42,657	958,291
Corporate Office Properties Trust	10,900	292,011
Douglas Emmett, Inc.	85,558	1,543,466
Duke Realty Corp.	119,800	1,422,026
Dundee International Real Estate Investment Trust	32,154	328,993
Great Portland Estates PLC	226,600	1,326,675
Hongkong Land Holdings Ltd.	303,000	1,755,131
Kilroy Realty Corp.	17,452	623,560
Liberty Property Trust	9,400	319,036
Norwegian Property ASA	430,800	774,329
SL Green Realty Corp.	4,237	306,081

		14,638,133

Company	Shares	U.S. $ Value
Lodging – 5.5%
Lodging – 5.5%
Ashford Hospitality Trust, Inc.	112,100	$908,010
Great Eagle Holdings Ltd.	307,000	909,763
Hyatt Hotels Corp.(a)	31,400	1,115,014
InnVest Real Estate Investment Trust	166,616	775,828
Intercontinental Hotels Group PLC	80,900	1,363,525
Kosmopolito Hotels International Ltd.(a)	1,059,000	200,867
RLJ Lodging Trust(a)	55,392	734,498
Wyndham Worldwide Corp.	21,800	708,064

		6,715,569

Industrials – 3.9%
Industrial Warehouse Distribution – 2.3%
Ascendas Real Estate Investment Trust	618,000	1,088,161
Global Logistic Properties Ltd.(a)	529,000	734,138
ProLogis, Inc.	38,284	1,042,473

		2,864,772

Mixed Office Industrial – 1.6%
Goodman Group	2,761,460	1,928,346

		4,793,118

Total Common Stocks (cost $105,736,765)		119,627,707

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(b) (Cost $584,602)	584,602	584,602

Total Investments – 99.0% (cost $106,321,367)(c)		120,212,309
Other assets less liabilities – 1.0%		1,174,394

Net Assets – 100.0%		$121,386,703

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.: Japanese Yen settling 12/15/11	172,244	$2,244,543	$2,251,895	$7,352
BNP Paribas SA: Zealand Dollar settling 9/15/11	2,826	2,305,391	2,405,372	99,981
Canadian Imperial Bank of Commerce: Canadian Dollar settling 9/15/11	1,936	1,949,481	1,976,295	26,814
Swiss Franc settling 9/15/11	2,028	2,416,918	2,517,284	100,366
Citibank: Euro settling 9/15/11	1,103	1,563,939	1,584,187	20,248

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 9/15/11	2,000	$3,237,720	$3,246,132	$8,412
Swiss Franc settling 9/15/11	2,423	2,955,891	3,007,584	51,693
Credit Suisse First Boston:
Euro settling 9/15/11	1,620	2,295,734	2,326,730	30,996
Japanese Yen settling 12/15/11	93,025	1,187,105	1,216,196	29,091
Deutsche Bank:
Great British Pound settling 9/15/11	1,140	1,852,443	1,850,295	(2,148)
Norwegian Krone settling 9/15/11	21,829	4,060,076	4,066,385	6,309
Swiss Franc settling 9/15/11	488	553,401	605,737	52,336
Swiss Franc settling 9/15/11	638	757,360	791,927	34,567
Goldman Sachs:
Australian Dollar settling 9/15/11	3,199	3,343,435	3,413,716	70,281
HSBC Securities Inc.:
Euro settling 9/15/11	1,992	2,913,330	2,861,017	(52,313)
Great British Pound settling 9/15/11	1,855	3,036,524	3,010,787	(25,737)
Japanese Yen settling 9/15/11	260,308	3,247,193	3,399,871	152,678
Royal Bank of Scotland:
Euro settling 9/15/11	653	940,013	937,873	(2,140)
Euro settling 12/15/11	1,857	2,670,552	2,664,302	(6,250)
New Zealand Dollar settling 9/15/11	2,415	1,865,346	2,055,547	190,201
Swedish Krona settling 9/15/11	26,453	4,280,490	4,168,389	(112,101)
State Street Bank and Trust Co.:
Canadian Dollar settling 9/15/11	892	900,110	910,566	10,456
UBS Securities LLC:
Japanese Yen settling 9/15/11	147,589	1,826,325	1,927,653	101,328
Westpac Banking Corp.:
Australian Dollar settling 9/15/11	3,100	3,280,823	3,308,071	27,248
Sale Contracts
Bank of America NA:
Japanese Yen settling 9/15/11	54,149	671,507	707,238	(35,731)
Barclays Capital Inc.:
Euro settling 12/15/11	2,952	4,176,457	4,235,337	(58,880)
Great British Pound settling 9/15/11	1,799	2,878,724	2,919,895	(41,171)
BNP Paribas SA:
Australian Dollar settling 9/15/11	3,139	3,196,155	3,349,689	(153,534)
New Zealand Dollar settling 9/15/11	2,476	2,018,482	2,107,467	(88,985)
Citibank:
Euro settling 9/15/11	1,961	2,800,788	2,816,492	(15,704)
Euro settling 9/15/11	2,273	3,246,401	3,264,604	(18,203)
Credit Suisse First Boston:
Canadian Dollar settling 9/15/11	2,261	2,320,045	2,308,059	11,986
Norwegian Krone settling 9/15/11	2,475	453,671	461,052	(7,381)
Swiss Franc settling 9/15/11	1,669	2,205,892	2,071,670	134,222
Deutsche Bank:
Australian Dollar settling 9/15/11	1,519	1,589,664	1,620,955	(31,291)
Euro settling 9/15/11	766	1,106,525	1,100,170	6,355
Great British Pound settling 9/15/11	610	987,865	990,071	(2,206)
Norwegian Krone settling 9/15/11	12,967	2,338,124	2,415,540	(77,416)
HSBC Securities Inc.:
Canadian Dollar settling 9/15/11	4,434	4,542,451	4,526,286	16,165
Royal Bank of Scotland:
Canadian Dollar settling 12/15/11	367	369,550	373,920	(4,370)
Great British Pound settling 9/15/11	4,436	7,286,574	7,199,920	86,654
Swedish Krona settling 9/15/11	13,847	2,102,640	2,181,971	(79,331)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 9/15/11	1,754	$2,206,178	$2,177,178	$29,000
Standard Chartered Bank:
Japanese Yen settling 9/15/11	132,357	1,727,763	1,728,709	(946)
UBS Securities LLC:
Euro settling 9/15/11	368	523,033	528,541	(5,508)
New Zealand Dollar settling 9/15/11	440	377,037	374,510	2,527
Swiss Franc settling 9/15/11	607	794,775	753,447	41,328

				$527,248

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,975,988 and gross unrealized depreciation of investments was $(7,085,046), resulting in net unrealized appreciation of $13,890,942.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT – Real Estate Investment Trust

AllianceBernstein Global Real Estate Investment Fund

Portfolio Summary

August 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

40.0%	United States
13.8%	Hong Kong
8.0%	Australia
7.9%	United Kingdom
6.2%	France
6.1%	Canada
5.2%	Japan
3.5%	Singapore
3.4%	Brazil
2.3%	China
1.1%	Sweden
0.7%	Italy
0.7%	Germany
0.6%	Norway
0.5%	Short-Term

100.0%

*	All data are as of August 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Global Real Estate Investment Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks:
Equity:Other	$13,477,599	$37,029,175	$-0-	$50,506,774
Residential	18,225,263	3,266,693	-0-	21,491,956
Retail	15,093,227	6,388,930	-0-	21,482,157
Office	8,573,001	6,065,132	-0-	14,638,133
Lodging	4,241,414	2,474,155	-0-	6,715,569
Industrials	1,042,473	3,750,645	-0-	4,793,118
Short-Term Investments	584,602	-0-	-0-	584,602

Total Investments in Securities	61,237,579	58,974,730	-0-	120,212,309
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	1,348,594	-0-	1,348,594
Liabilities
Forward Currency Exchange Contracts	-0-	(821,346)	-0-	(821,346)

Total	$61,237,579	$59,501,978	$-0-	$120,739,557

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2011